CASH AND CASH EQUIVALENTS (Tables)	12 Months Ended
Dec. 31, 2023
Cash and cash equivalents [abstract]
Disclosure Of Cash And Cash Equivalents	Cash and cash equivalents comprise the following:

	As at December 31,
	2023	2022
Cash at bank	25,429	29,664